Premises And Equipment	12 Months Ended
Dec. 31, 2015
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 8- PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2015	2014
Land and land improvements	$1,293	$1,293
Buildings	3,827	3,827
Furniture, fixtures and equipment	2,655	2,610
	7,775	7,730
Less: Accumulated Depreciation	(4,166)	(3,955)
	$3,609	$3,775

Depreciation expense for 2015 and 2014 totaled $211 and $232, respectively.

Operating Leases:

The Company leases certain branch and loan office property space under two operating leases.  Each lease requires CFBank to absorb its pro rata share of building operating expenses and utilities based on square footage.  The Company entered into a lease agreement to open a commercial banking loan production office in Woodmere, Ohio, which opened in January of 2014.  The Woodmere lease is for a 128-month term commencing January 1, 2014 with no renewal options.  The Fairlawn branch is a ten year operating lease beginning in 2014 with annual rent increases each year. There is one five-year renewal option on this lease.  Lease expense for years ended December 31, 2015 and 2014 totaled $319 and $320, respectively.  Leasehold improvements are depreciated straight line over the lease term before consideration of renewal options.

Lease expense is recognized evenly over the lease term to account for lease incentives.  Rent commitments, before renewal options, are as follows:

2016	$295
2017	320
2018	321
2019	322
2020	324
Thereafter	1,183
$2,765